Condensed consolidating financial information of guarantor and issuers of registered guaranteed securities	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Schedule Condensed Financial Statements [Text Block]

Note 42 – Condensed consolidating financial information of guarantor and issuers of registered guaranteed securities

The following condensed consolidating financial information presents the financial position of Popular, Inc. Holding Company (“PIHC”) (parent only), Popular International Bank, Inc. (“PIBI”), Popular North America, Inc. (“PNA”) and all other subsidiaries of the Corporation at December 31, 2011 and 2010, and the results of their operations and cash flows for periods ended December 31, 2011, 2010 and 2009.

PIBI is an operating subsidiary of PIHC and is the holding company of its wholly-owned subsidiaries: Popular Insurance V.I., Inc; Tarjetas y Transacciones en Red Tranred, C.A.; and PNA. Prior to the internal reorganization and sale of the ownership interest in EVERTEC, ATH Costa Rica S.A., and T.I.I. Smart Solutions Inc. were also wholly-owned subsidiaries of PIBI.

PNA is an operating subsidiary of PIBI and is the holding company of its wholly-owned subsidiaries: Equity One, Inc.; and Banco Popular North America (“BPNA”), including its wholly-owned subsidiaries Popular Equipment Finance, Inc., Popular Insurance Agency, U.S.A., and E-LOAN, Inc.

PIHC fully and unconditionally guarantees all registered debt securities issued by PNA.

A source of income for PIHC consists of dividends from BPPR. Currently, the prior approval of the Federal Reserve Bank of New York and the Office of the Commissioner of Financial Institutions of Puerto Rico is necessary for the payment of any dividends by BPPR to PIHC. Furthermore, under the existing federal banking regulations, the prior approval of the Federal Reserve System is required for any dividend from BPPR or BPNA to the PIHC if the total of all dividends declared by each entity during the calendar year would exceed the total of its net income for that year, as defined by the Federal Reserve Board, combined with its retained net income for the preceding two years, less any required transfers to surplus or to a fund for the retirement of any preferred stock. Under this test, at December 31, 2011, BPPR had a dividend capacity of approximately $243 million (December 31, 2010 - $78 million); however,

Condensed Consolidating Statement of Condition

	At December 31, 2011
				All other
	Popular Inc.	PIBI	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets
Cash and due from banks	$6,365	$391	$932	$534,796	$(7,202)	$535,282
Money market investments	42,239	15,456	552	1,357,890	(39,963)	1,376,174
Trading account securities, at fair value	-	-	-	436,331	-	436,331
Investment securities available-for-sale, at
fair value	35,700	3,370	-	4,988,390	(17,637)	5,009,823
Investment securities held-to-maturity, at
amortized cost	185,000	1,000	-	124,383	(185,000)	125,383
Other investment securities, at lower of cost
or realizable value	10,850	1	4,492	164,537	-	179,880
Investment in subsidiaries	3,987,287	1,147,617	1,627,313	-	(6,762,217)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	-	363,093	-	363,093
Loans held-in-portfolio:
Loans not covered under loss sharing
agreements with the FDIC	249,615	-	-	20,673,552	(219,975)	20,703,192
Loans covered under loss sharing
agreements with the FDIC	-	-	-	4,348,703	-	4,348,703
Less - Unearned income	-	-	-	100,596	-	100,596
Allowance for loan losses	8	-	-	815,300	-	815,308
Total loans held-in-portfolio, net	249,607	-	-	24,106,359	(219,975)	24,135,991
FDIC loss share asset	-	-	-	1,915,128	-	1,915,128
Premises and equipment, net	2,533	-	118	535,835	-	538,486
Other real estate not covered under loss
sharing agreements with the FDIC	-	-	-	172,497	-	172,497
Other real estate covered under loss
sharing agreements with the FDIC	-	-	-	109,135	-	109,135
Accrued income receivable	1,512	15	113	123,858	(289)	125,209
Mortgage servicing assets, at fair value	-	-	-	151,323	-	151,323
Other assets	217,877	78,221	13,222	1,183,103	(30,030)	1,462,393
Goodwill	-	-	-	648,350	-	648,350
Other intangible assets	554	-	-	63,400	-	63,954
Total assets	$4,739,524	$1,246,071	$1,646,742	$36,978,408	$(7,262,313)	$37,348,432
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$-	$5,689,034	$(33,560)	$5,655,474
Interest bearing	-	-	-	22,302,798	(16,145)	22,286,653
Total deposits	-	-	-	27,991,832	(49,705)	27,942,127
Assets sold under agreements to repurchase	-	-	-	2,165,157	(24,060)	2,141,097
Other short-term borrowings	-	-	30,500	459,600	(193,900)	296,200
Notes payable	760,849	-	427,297	668,226	-	1,856,372
Subordinated notes	-	-	-	185,000	(185,000)	-
Other liabilities	59,922	4,901	42,269	1,133,815	(47,024)	1,193,883
Total liabilities	820,771	4,901	500,066	32,603,630	(499,689)	33,429,679
Stockholders' equity:
Preferred stock	50,160	-	-	-	-	50,160
Common stock	10,263	4,066	2	51,564	(55,632)	10,263
Surplus	4,106,134	4,092,743	4,103,208	5,870,287	(14,057,711)	4,114,661
Accumulated deficit	(204,199)	(2,883,705)	(3,013,481)	(1,532,810)	7,421,469	(212,726)
Treasury stock, at cost	(1,057)	-	-	-	-	(1,057)
Accumulated other comprehensive (loss)
income, net of tax	(42,548)	28,066	56,947	(14,263)	(70,750)	(42,548)
Total stockholders' equity	3,918,753	1,241,170	1,146,676	4,374,778	(6,762,624)	3,918,753
Total liabilities and stockholders' equity	$4,739,524	$1,246,071	$1,646,742	$36,978,408	$(7,262,313)	$37,348,432

Condensed Consolidating Statement of Condition

	At December 31, 2010
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets
Cash and due from banks	$1,638	$618	$1,576	$451,723	$(3,182)	$452,373
Money market investments	1	7,512	261	979,232	(7,711)	979,295
Trading account securities, at fair value	-	-	-	546,713	-	546,713
Investment securities available-for-sale, at
fair value	35,263	3,863	-	5,216,013	(18,287)	5,236,852
Investment securities held-to-maturity, at
amortized cost	210,872	1,000	-	95,482	(185,000)	122,354
Other investment securities, at lower of cost
or realizable value	10,850	1	4,492	148,170	-	163,513
Investment in subsidiaries	3,836,258	1,096,907	1,578,986	-	(6,512,151)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	-	893,938	-	893,938
Loans held-in-portfolio:
Loans not covered under loss sharing
agreements with the FDIC	476,082	1,285	-	20,798,876	(441,967)	20,834,276
Loans covered under loss sharing
agreements with the FDIC	-	-	-	4,836,882	-	4,836,882
Less - Unearned income	-	-	-	106,241	-	106,241
Allowance for loan losses	60	-	-	793,165	-	793,225
Total loans held-in-portfolio, net	476,022	1,285	-	24,736,352	(441,967)	24,771,692
FDIC loss share asset	-	-	-	2,410,219	-	2,410,219
Premises and equipment, net	2,830	-	122	542,501	-	545,453
Other real estate not covered under loss
sharing agreements with the FDIC	-	-	-	161,496	-	161,496
Other real estate covered under loss
sharing agreements with the FDIC	-	-	-	57,565	-	57,565
Accrued income receivable	1,510	33	111	149,101	(97)	150,658
Mortgage servicing assets, at fair value	-	-	-	166,907	-	166,907
Other assets	246,209	86,116	15,105	1,127,870	(25,413)	1,449,887
Goodwill	-	-	-	647,387	-	647,387
Other intangible assets	554	-	-	58,142	-	58,696
Total assets	$4,822,007	$1,197,335	$1,600,653	$38,388,811	$(7,193,808)	$38,814,998
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$-	$4,961,417	$(22,096)	$4,939,321
Interest bearing	-	-	-	21,830,669	(7,790)	21,822,879
Total deposits	-	-	-	26,792,086	(29,886)	26,762,200
Assets sold under agreements to repurchase	-	-	-	2,412,550	-	2,412,550
Other short-term borrowings	-	-	32,500	743,922	(412,200)	364,222
Notes payable	835,793	-	430,121	2,905,554	(1,285)	4,170,183
Subordinated notes	-	-	-	185,000	(185,000)	-
Other liabilities	185,683	3,921	47,169	1,120,650	(52,111)	1,305,312
Total liabilities	1,021,476	3,921	509,790	34,159,762	(680,482)	35,014,467
Stockholders' equity:
Preferred stock	50,160	-	-	-	-	50,160
Common stock	10,229	4,066	2	51,633	(55,701)	10,229
Surplus	4,085,478	4,158,157	4,066,208	5,862,091	(14,077,929)	4,094,005
Accumulated deficit	(338,801)	(2,958,347)	(3,000,682)	(1,714,659)	7,665,161	(347,328)
Treasury stock, at cost	(574)	-	-	-	-	(574)
Accumulated other comprehensive
(loss) income, net of tax	(5,961)	(10,462)	25,335	29,984	(44,857)	(5,961)
Total stockholders' equity	3,800,531	1,193,414	1,090,863	4,229,049	(6,513,326)	3,800,531
Total liabilities and stockholders' equity	$4,822,007	$1,197,335	$1,600,653	$38,388,811	$(7,193,808)	$38,814,998

Condensed Consolidating Statement of Operations

	Year ended December 31, 2011
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$20,000	$-	$-	$-	$(20,000)	$-
Loans	8,913	16	-	1,692,390	(6,962)	1,694,357
Money market investments	8	93	4	3,646	(155)	3,596
Investment securities	16,224	55	322	200,224	(12,884)	203,941
Trading account securities	-	-	-	35,607	-	35,607
Total interest and dividend income	45,145	164	326	1,931,867	(40,001)	1,937,501
Interest Expense:
Deposits	-	-	-	269,892	(405)	269,487
Short-term borrowings	50	-	883	59,230	(4,905)	55,258
Long-term debt	94,565	-	31,438	66,749	(11,988)	180,764
Total interest expense	94,615	-	32,321	395,871	(17,298)	505,509
Net interest (expense) income	(49,470)	164	(31,995)	1,535,996	(22,703)	1,431,992
Provision for loan losses	-	-	-	575,720	-	575,720
Net interest (expense) income
after provision for loan losses	(49,470)	164	(31,995)	960,276	(22,703)	856,272
Service charges on deposit accounts	-	-	-	184,940	-	184,940
Other service fees	-	-	-	255,668	(15,948)	239,720
Net (loss) gain on sale and valuation adjustments of
investment securities	-	(87)	-	10,931	-	10,844
Trading account profit	-	-	-	5,897	-	5,897
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	-	30,891	-	30,891
Adjustments (expense) to indemnity reserves
on loans sold	-	-	-	(33,068)	-	(33,068)
FDIC loss share income	-	-	-	66,791	-	66,791
Fair value change in equity appreciation instrument	-	-	-	8,323	-	8,323
Other operating income (loss)	23,145	33,543	(499)	41,522	(51,772)	45,939
Total non-interest income (loss)	23,145	33,456	(499)	571,895	(67,720)	560,277
Operating Expenses:
Personnel costs	28,524	471	-	424,375	-	453,370
Net occupancy expenses	3,396	32	3	95,427	3,461	102,319
Equipment expenses	3,210	4	-	40,626	-	43,840
Other taxes	2,269	-	-	49,616	-	51,885
Professional fees	10,820	203	11	256,791	(72,883)	194,942
Communications	421	10	10	26,674	-	27,115
Business promotion	1,894	-	-	53,173	-	55,067
FDIC deposit insurance	-	-	-	93,728	-	93,728
Loss on early extinguishment of debt	8,000	-	-	693	-	8,693
Other real estate owned (OREO) expenses	-	-	-	21,778	-	21,778
Other operating expenses	(49,468)	3,872	443	135,337	(2,278)	87,906
Amortization of intangibles	-	-	-	9,654	-	9,654
Total operating expenses	9,066	4,592	467	1,207,872	(71,700)	1,150,297
(Loss) income before income tax
and equity in earnings (losses) of subsidiaries	(35,391)	29,028	(32,961)	324,299	(18,723)	266,252
Income tax expense (benefit)	2,786	4,888	(955)	107,700	508	114,927
(Loss) income before equity in
earnings (losses) of subsidiaries	(38,177)	24,140	(32,006)	216,599	(19,231)	151,325
Equity in undistributed earnings (losses) of
subsidiaries	189,502	(13,398)	19,206	-	(195,310)	-
Net Income (Loss)	$151,325	$10,742	$(12,800)	$216,599	$(214,541)	$151,325

Condensed Consolidating Statement of Operations

	Year ended December 31, 2010
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$168,100	$7,500	$-	$-	$(175,600)	$-
Loans	7,627	19	-	1,675,477	(6,389)	1,676,734
Money market investments	55	252	2	5,383	(308)	5,384
Investment securities	23,579	31	322	235,521	(21,243)	238,210
Trading account securities	-	-	-	27,918	-	27,918
Total interest and dividend income	199,361	7,802	324	1,944,299	(203,540)	1,948,246
Interest Expense:
Deposits	-	-	-	351,180	(299)	350,881
Short-term borrowings	46	-	510	65,550	(5,828)	60,278
Long-term debt	111,763	-	30,586	121,328	(21,455)	242,222
Total interest expense	111,809	-	31,096	538,058	(27,582)	653,381
Net interest income (expense)	87,552	7,802	(30,772)	1,406,241	(175,958)	1,294,865
Provision for loan losses	-	-	-	1,011,880	-	1,011,880
Net interest income (expense)
after provision for loan losses	87,552	7,802	(30,772)	394,361	(175,958)	282,985
Service charges on deposit accounts	-	-	-	195,803	-	195,803
Other service fees	-	-	-	382,350	(4,846)	377,504
Net gain on sale and valuation adjustments of
investment securities	-	-	-	3,992	-	3,992
Trading account profit	-	-	-	16,404	-	16,404
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	-	15,874	-	15,874
Adjustments (expense) to indemnity reserves
on loans sold	-	-	-	(72,013)	-	(72,013)
FDIC loss share expense	-	-	-	(25,751)	-	(25,751)
Fair value change in equity appreciation instrument	-	-	-	42,555	-	42,555
Gain on sale of processing and technology business	640,802	-	-	-	-	640,802
Other operating income (loss)	3,282	21,807	(3,980)	90,546	(18,632)	93,023
Total non-interest income (loss)	644,084	21,807	(3,980)	649,760	(23,478)	1,288,193
Operating Expenses:
Personnel costs	22,575	439	-	491,583	(399)	514,198
Net occupancy expenses	2,941	34	3	112,240	985	116,203
Equipment expenses	2,887	2	-	82,962	-	85,851
Other taxes	1,816	-	-	48,792	-	50,608
Professional fees	31,590	22	11	154,347	(19,865)	166,105
Communications	481	21	14	38,389	-	38,905
Business promotion	1,275	-	-	45,396	-	46,671
FDIC deposit insurance	-	-	-	67,644	-	67,644
Loss on early extinguishment of debt	15,750	-	-	23,037	-	38,787
Other real estate owned (OREO) expenses	19	-	-	46,770	-	46,789
Other operating expenses	(27,661)	(399)	432	173,990	(1,749)	144,613
Amortization of intangibles	-	-	-	9,173	-	9,173
Total operating expenses	51,673	119	460	1,294,323	(21,028)	1,325,547
Income (loss) before income tax
and equity in losses of subsidiaries	679,963	29,490	(35,212)	(250,202)	(178,408)	245,631
Income tax expense (benefit)	80,444	3,243	(296)	25,101	(262)	108,230
Income (loss) before equity in
losses of subsidiaries	599,519	26,247	(34,916)	(275,303)	(178,146)	137,401
Equity in undistributed losses of subsidiaries	(462,118)	(378,892)	(338,246)	-	1,179,256	-
Net Income (Loss)	$137,401	$(352,645)	$(373,162)	$(275,303)	$1,001,110	$137,401

Condensed Consolidating Statement of Operations

	Year ended December 31, 2009
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$160,625	$7,500	$20,000	$-	$(188,125)	$-
Loans	9,148	-	44	1,518,431	(8,374)	1,519,249
Money market investments	109	1,306	2,156	8,573	(3,574)	8,570
Investment securities	37,120	70	703	281,887	(27,792)	291,988
Trading account securities	-	-	-	35,190	-	35,190
Total interest and dividend income	207,002	8,876	22,903	1,844,081	(227,865)	1,854,997
Interest Expense:
Deposits	-	-	-	504,732	(3,470)	501,262
Short-term borrowings	169	-	45	77,548	(8,405)	69,357
Long-term debt	74,811	-	58,581	78,609	(28,876)	183,125
Total interest expense	74,980	-	58,626	660,889	(40,751)	753,744
Net interest income (expense)	132,022	8,876	(35,723)	1,183,192	(187,114)	1,101,253
Provision for loan losses	-	-	-	1,405,807	-	1,405,807
Net interest income (expense)
after provision for loan losses	132,022	8,876	(35,723)	(222,615)	(187,114)	(304,554)
Service charges on deposit accounts	-	-	-	213,493	-	213,493
Other service fees	-	-	-	401,934	(7,747)	394,187
Net gain (loss) on sale and valuation adjustments of
investment securities	3,008	(10,934)	-	229,530	(2,058)	219,546
Trading account profit	-	-	-	39,740	-	39,740
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	-	5,151	-	5,151
Adjustments (expense) to indemnity reserves
on loans sold	-	-	-	(40,211)	-	(40,211)
Other operating income (loss)	692	16,558	(1,184)	52,778	(4,249)	64,595
Total non-interest income (loss)	3,700	5,624	(1,184)	902,415	(14,054)	896,501
Operating Expenses:
Personnel costs	28,156	427	-	505,698	(1,018)	533,263
Net occupancy expenses	2,613	30	3	108,389	-	111,035
Equipment expenses	3,683	-	4	97,843	-	101,530
Other taxes	3,544	-	-	49,061	-	52,605
Professional fees	15,676	14	(55)	100,831	(5,179)	111,287
Communications	443	20	23	45,778	-	46,264
Business promotion	1,182	-	-	37,690	-	38,872
FDIC deposit insurance	-	-	-	76,796	-	76,796
(Gain) loss on early extinguishment of debt	(26,439)	-	(51,897)	1,959	(1,923)	(78,300)
Other real estate owned (OREO) expenses	(33)	-	-	25,833	-	25,800
Other operating expenses	(48,246)	(400)	238	175,678	(1,708)	125,562
Amortization of intangibles	-	-	-	9,482	-	9,482
Total operating expenses	(19,421)	91	(51,684)	1,235,038	(9,828)	1,154,196
Income (loss) before income tax
and equity in losses of subsidiaries	155,143	14,409	14,777	(555,238)	(191,340)	(562,249)
Income tax (benefit) expense	(891)	26	21,601	(29,729)	691	(8,302)
Income (loss) before equity in
losses of subsidiaries	156,034	14,383	(6,824)	(525,509)	(192,031)	(553,947)
Equity in undistributed losses of subsidiaries	(709,981)	(739,039)	(735,305)	-	2,184,325	-
Loss from continuing operations	(553,947)	(724,656)	(742,129)	(525,509)	1,992,294	(553,947)
Loss from discontinued operations, net of tax	-	-	-	(19,972)	-	(19,972)
Equity in undistributed losses of discontinued
operations	(19,972)	(19,972)	(19,972)	-	59,916	-
Net Loss	$(573,919)	$(744,628)	$(762,101)	$(545,481)	$2,052,210	$(573,919)

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2011
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income (loss)	$151,325	$10,742	$(12,800)	$216,599	$(214,541)	$151,325

Adjustments to reconcile net income (loss) to net
cash (used in) provided by operating activities:
Equity in undistributed (earnings) losses of subsidiaries	(189,502)	13,398	(19,206)	-	195,310	-
Provision for loan losses	-	-	-	575,720	-	575,720
Amortization of intangibles	-	-	-	9,654	-	9,654
Depreciation and amortization of premises and
equipment	750	-	3	45,693	-	46,446
Net accretion of discounts and amortization
of premiums and deferred fees	25,042	-	176	(137,614)	(650)	(113,046)
Impairment losses on net assets to be disposed of	-	4,255	-	-	-	4,255
Fair value adjustments of mortgage servicing rights	-	-	-	37,061	-	37,061
Fair value change in equity appreciation instrument	-	-	-	(8,323)	-	(8,323)
FDIC loss share income	-	-	-	(66,791)	-	(66,791)
FDIC deposit insurance expense	-	-	-	93,728	-	93,728
Adjustments (expense) to indemnity reserves on
loans sold	-	-	-	33,068	-	33,068
(Earnings) losses from investments under the
equity method	(14,186)	(20,083)	500	-	-	(33,769)
Deferred income tax expense (benefit)	13,965	3,735	(932)	(11,414)	508	5,862
Loss (gain) on:
Disposition of premises and equipment	7	-	-	(5,533)	-	(5,526)
Early extinguishment of debt	-	-	-	693	-	693
Sale and valuation adjustment of investment
securities	-	87	-	(10,931)	-	(10,844)
Sale of loans, including valuation adjustments
on loans held for sale	-	-	-	(30,891)	-	(30,891)
Sale of equity method investments	(5,493)	(11,414)	-	-	-	(16,907)
Acquisitions of loans held-for-sale	-	-	-	(346,004)	-	(346,004)
Proceeds from sale of loans held-for-sale	-	-	-	165,335	-	165,335
Net disbursements on loans held-for-sale	-	-	-	(793,094)	-	(793,094)
Net (increase) decrease in:
Trading securities	-	-	-	1,143,029	-	1,143,029
Accrued income receivable	(2)	(17)	-	25,276	192	25,449
Other assets	6,808	10,666	2,316	(3,993)	6,532	22,329
Net increase (decrease) in:
Interest payable	(3,467)	-	(56)	(8,968)	20	(12,471)
Pension and other postretirement benefits
obligations	-	-	-	(111,288)	-	(111,288)
Other liabilities	(84,434)	(7,524)	(2,354)	3,342	2,643	(88,327)
Total adjustments	(250,512)	(6,897)	(19,553)	597,755	204,555	525,348
Net cash (used in) provided by operating activities	(99,187)	3,845	(32,353)	814,354	(9,986)	676,673

Cash flows from investing activities:
Net increase in money market investments	(42,237)	(7,944)	(291)	(378,659)	32,252	(396,879)
Purchases of investment securities:
Available-for-sale	-	-	-	(1,357,080)	-	(1,357,080)
Held-to-maturity	(37,093)	(1,000)	-	(36,445)	-	(74,538)
Other	-	-	-	(172,775)	-	(172,775)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	-	1,360,386	-	1,360,386
Held-to-maturity	62,980	1,000	-	3,256	-	67,236
Other	-	-	-	154,114	-	154,114
Proceeds from sale of investment securities:
Available for sale	-	-	-	262,443	-	262,443
Other	-	-	-	5,094	-	5,094
Net repayments on loans	226,415	193	-	1,130,157	(220,707)	1,136,058
Proceeds from sale of loans	-	-	-	293,109	-	293,109
Acquisition of loan portfolios	-	-	-	(1,131,388)	-	(1,131,388)
Payments received from FDIC under loss
sharing agreements	-	-	-	561,111	-	561,111
Cash paid related to business acquisitions	-	-	-	(855)	-	(855)
Net proceeds from sale of equity method
investments	(10,690)	42,193	-	-	-	31,503
Capital contribution to subsidiary	-	(37,000)	-	-	37,000	-
Mortgage servicing rights purchased	-	-	-	(1,732)	-	(1,732)
Acquisition of premises and equipment	(594)	-	-	(49,449)	-	(50,043)
Proceeds from sale of:
Premises and equipment	135	-	-	14,804	-	14,939
Foreclosed assets	-	-	-	198,490	-	198,490
Net cash provided by (used in) investing activities	198,916	(2,558)	(291)	854,581	(151,455)	899,193

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	-	1,199,762	(19,819)	1,179,943
Federal funds purchased and assets sold under
agreements to repurchase	-	-	-	(247,393)	(24,060)	(271,453)
Other short-term borrowings	-	-	(2,000)	(284,322)	218,300	(68,022)
Payments of notes payable	(100,000)	-	(3,000)	(2,666,477)	-	(2,769,477)
Proceeds from issuance of notes payable	-	-	-	432,568	-	432,568
Proceeds from issuance of common stock	7,690	-	-	-	-	7,690
Dividends paid to parent company	-	-	-	(20,000)	20,000	-
Dividends paid	(3,723)	-	-	-	-	(3,723)
Treasury stock acquired	(483)	-	-	-	-	(483)
Return of capital	1,514	(1,514)	-	-	-	-
Capital contribution from parent	-	-	37,000	-	(37,000)	-
Net cash (used in) provided by financing activities	(95,002)	(1,514)	32,000	(1,585,862)	157,421	(1,492,957)
Net increase (decrease) in cash and due from banks	4,727	(227)	(644)	83,073	(4,020)	82,909
Cash and due from banks at beginning of period	1,638	618	1,576	451,723	(3,182)	452,373
Cash and due from banks at end of period	$6,365	$391	$932	$534,796	$(7,202)	$535,282

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2010
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income (loss)	$137,401	$(352,645)	$(373,162)	$(275,303)	$1,001,110	$137,401

Adjustments to reconcile net income (loss)to net
cash provided by (used in) operating activities:
Equity in undistributed losses of subsidiaries	462,118	378,892	338,246	-	(1,179,256)	-
Provision for loan losses	-	-	-	1,011,880	-	1,011,880
Amortization of intangibles	-	-	-	9,173	-	9,173
Depreciation and amortization of premises and
equipment	785	-	3	58,073	-	58,861
Net accretion of discounts and amortization
of premiums and deferred fees	21,282	-	275	(275,786)	(650)	(254,879)
Fair value adjustments of mortgage servicing rights	-	-	-	22,859	-	22,859
Fair value change in equity appreciation instrument	-	-	-	(42,555)	-	(42,555)
FDIC loss share expense	-	-	-	25,751	-	25,751
FDIC deposit insurance expense	-	-	-	67,644	-	67,644
Adjustments (expense) to indemnity reserves on
loans sold	-	-	-	72,013	-	72,013
(Earnings) losses from investments under the
equity method	(3,402)	(21,807)	3,981	(2,354)	13,719	(9,863)
Deferred income tax expense (benefit)	8,831	-	-	(23,392)	2,434	(12,127)
Loss (gain) on:
Disposition of premises and equipment	2	-	-	(1,814)	-	(1,812)
Early extinguishment of debt	-	-	-	1,171	-	1,171
Sale and valuation adjustment of investment
securities	-	-	-	(3,992)	-	(3,992)
Sale of loans, including valuation adjustments
on loans held for sale	-	-	-	(15,874)	-	(15,874)
Sale of processing and technology business,
net of transaction costs	(616,186)	-	-	-	-	(616,186)
Acquisitions of loans held-for-sale	-	-	-	(307,629)	-	(307,629)
Proceeds from sale of loans held-for-sale	-	-	-	81,370	-	81,370
Net disbursements on loans held-for-sale	-	-	-	(735,095)	-	(735,095)
Net (increase) decrease in:
Trading securities	-	-	-	721,398	-	721,398
Accrued income receivable	(1,390)	94	20	12,650	(59)	11,315
Other assets	7,866	6,689	2,077	24,368	(44,559)	(3,559)
Net increase (decrease) in:
Interest payable	(528)	-	81	(29,201)	86	(29,562)
Pension and other postretirement benefits
obligations	-	-	-	(11,060)	-	(11,060)
Other liabilities	42,578	3,882	1,540	(64,861)	3,377	(13,484)
Total adjustments	(78,044)	367,750	346,223	594,737	(1,204,908)	25,758
Net cash provided by (used in) operating activities	59,357	15,105	(26,939)	319,434	(203,798)	163,159

Cash flows from investing activities:
Net decrease (increase) in money market
investments	49	48,632	(23)	119,710	(48,627)	119,741
Purchases of investment securities:
Available-for-sale	(35,000)	-	-	(746,192)	17,150	(764,042)
Held-to-maturity	(52,796)	-	-	(44,392)	-	(97,188)
Other	-	-	-	(64,591)	-	(64,591)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	-	1,865,879	-	1,865,879
Held-to-maturity	297,747	250	-	135,132	(245,000)	188,129
Other	-	-	-	123,836	-	123,836
Proceeds from sale of investment securities:
Available for sale	-	-	-	397,086	-	397,086
Net (disbursements) repayments on loans	(366,450)	231	-	1,591,839	313,626	1,539,246
Proceeds from sale of loans	-	-	-	34,011	-	34,011
Acquisition of loan portfolios	-	-	-	(256,406)	-	(256,406)
Cash received related to business acquisitions	-	-	-	261,311	-	261,311
Net proceeds from sale of processing and
technology business	617,976	-	-	24,346	-	642,322
Capital contribution to subsidiary	(1,345,000)	(745,000)	(745,000)	-	2,835,000	-
Mortgage servicing rights purchased	-	-	-	(1,041)	-	(1,041)
Acquisition of premises and equipment	(890)	-	-	(65,965)	-	(66,855)
Proceeds from sale of:
Premises and equipment	183	-	-	14,277	-	14,460
Foreclosed assets	74	-	-	141,162	-	141,236
Net cash (used in) provided by investing activities	(884,107)	(695,887)	(745,023)	3,530,002	2,872,149	4,077,134

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	-	(1,582,367)	28,881	(1,553,486)
Federal funds purchased and assets sold under
agreements to repurchase	-	-	-	(220,240)	-	(220,240)
Other short-term borrowings	(24,225)	-	31,800	636,696	(287,375)	356,896
Payments of notes payable	(250,000)	-	(4,000)	(4,253,578)	247,000	(4,260,578)
Proceeds from issuance of notes payable	-	-	-	110,870	231	111,101
Proceeds from issuance of common stock	153	-	-	-	-	153
Net proceeds from issuance of depository shares	1,100,155	-	-	-	1,618	1,101,773
Dividends paid to parent company	-	(63,900)	-	(111,700)	175,600	-
Dividends paid	(310)	-	-	-	-	(310)
Treasury stock acquired	(559)	-	-	-	-	(559)
Capital contribution from parent	-	745,000	745,000	1,345,000	(2,835,000)	-
Net cash provided by (used in) financing activities	825,214	681,100	772,800	(4,075,319)	(2,669,045)	(4,465,250)
Net increase (decrease) in cash and due from banks	464	318	838	(225,883)	(694)	(224,957)
Cash and due from banks at beginning of period	1,174	300	738	677,606	(2,488)	677,330
Cash and due from banks at end of period	$1,638	$618	$1,576	$451,723	$(3,182)	$452,373

	Year ended December 31, 2009
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net loss	$(573,919)	$(744,628)	$(762,101)	$(545,481)	$2,052,210	$(573,919)

Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
Equity in undistributed losses of subsidiaries	729,953	759,011	755,277	-	(2,244,241)	-
Provision for loan losses	-	-	-	1,405,807	-	1,405,807
Amortization of intangibles	-	-	-	9,482	-	9,482
Depreciation and amortization of premises and
equipment	1,573	-	3	62,875	-	64,451
Net accretion of discounts and amortization of
premiums and deferred fees	7,100	-	493	64,212	(271)	71,534
Impairment losses long-lived assets	-	-	-	1,545	-	1,545
Fair value adjustments of mortgage servicing rights	-	-	-	32,960	-	32,960
FDIC deposit insurance expense	-	-	-	76,796	-	76,796
Adjustments (expense) to indemnity reserves on
loans sold	-	-	-	40,211	-	40,211
(Earnings) losses from investments under the
equity method	(692)	(16,558)	1,184	90	(1,719)	(17,695)
Earnings from changes in fair value related to
instruments measured at fair value	-	-	-	(1,674)	-	(1,674)
Stock options expense	91	-	-	111	-	202
Deferred income tax benefit	(1,850)	-	(2,601)	(100,308)	24,869	(79,890)
Loss (gain) on:
Disposition of premises and equipment	3,006	-	-	(3,418)	-	(412)
Early extinguishment of debt	(26,439)	-	(51,898)	1,959	(1,922)	(78,300)
Sale and valuation adjustment of investment
securities	(3,008)	10,934	-	(229,530)	2,058	(219,546)
Sale of loans, including valuation adjustments
on loans held for sale	-	-	-	57	-	57
Sale of processing and technology business,
Acquisitions of loans held-for-sale	-	-	-	(354,472)	-	(354,472)
Proceeds from sale of loans held-for-sale	-	-	-	79,264	-	79,264
Net disbursements on loans held-for-sale	-	-	-	(1,129,554)	-	(1,129,554)
Net (increase) decrease in:
Trading securities	-	-	-	1,542,470	-	1,542,470
Accrued income receivable	913	347	1,728	29,553	(1,940)	30,601
Other assets	17,282	6,712	1,020	(271,464)	(13,306)	(259,756)
Net increase (decrease) in:
Interest payable	6,455	-	(11,605)	(44,485)	1,940	(47,695)
Pension and other postretirement benefits
obligations	-	-	-	19,599	-	19,599
Other liabilities	(1,797)	(77)	3,796	24,623	(9,708)	16,837
Total adjustments	732,587	760,369	697,397	1,256,709	(2,244,240)	1,202,822
Net cash provided by (used in) operating activities	158,668	15,741	(64,704)	711,228	(192,030)	628,903

Cash flows from investing activities:
Net decrease (increase) in money market
investments	89,643	(15,530)	450,008	(208,181)	(524,083)	(208,143)
Purchases of investment securities:
Available-for-sale	(249,603)	-	-	(4,135,171)	191,484	(4,193,290)
Held-to-maturity	(51,539)	-	-	(8,023)	-	(59,562)
Other	-	-	-	(38,913)	-	(38,913)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	14,226	-	-	1,617,381	-	1,631,607
Held-to-maturity	27,318	-	-	114,248	-	141,566
Other	-	-	-	75,101	-	75,101
Proceeds from sale of investment securities:
Available for sale	426,666	-	-	3,590,131	(191,484)	3,825,313
Other	-	-	-	52,294	-	52,294
Net repayments on loans	717,578	-	12,800	1,065,164	(741,795)	1,053,747
Proceeds from sale of loans	-	-	-	328,170	-	328,170
Acquisition of loan portfolios	-	-	-	(72,675)	-	(72,675)
Net proceeds from sale of processing and
Capital contribution to subsidiary	(940,000)	(940,000)	(590,000)	-	2,470,000	-
Transfer of shares of a subsidiary	(42,971)	-	42,971	-	-	-
Mortgage servicing rights purchased	-	-	-	(1,364)	-	(1,364)
Acquisition of premises and equipment	(310)	-	-	(69,330)	-	(69,640)
Proceeds from sale of:
Premises and equipment	14,943	-	-	25,300	-	40,243
Foreclosed assets	47	-	-	149,900	-	149,947
Net cash provided by (used in) investing activities	5,998	(955,530)	(84,221)	2,484,032	1,204,122	2,654,401

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	-	(2,058,240)	432,642	(1,625,598)
Federal funds purchased and assets sold under
agreements to repurchase	(44,471)	-	-	(964,027)	89,680	(918,818)
Other short-term borrowings	(18,544)	-	200	(721,059)	741,795	2,392
Payments of notes payable	-	-	(798,880)	(14,197)	-	(813,077)
Proceeds from issuance of notes payable	-	-	675	60,000	-	60,675
Dividends paid to parent company	-	-	-	(188,125)	188,125	-
Dividends paid	(71,438)	-	-	-	-	(71,438)
Issuance costs and fees paid on conversion of
preferred stock and trust preferred securities	(29,024)	-	-	-	3,944	(25,080)
Treasury stock acquired	(17)	-	-	-	-	(17)
Capital contribution from parent	-	940,000	940,000	590,000	(2,470,000)	-
Net cash (used in) provided by financing activities	(163,494)	940,000	141,995	(3,295,648)	(1,013,814)	(3,390,961)
Net increase (decrease) in cash and due from banks	1,172	211	(6,930)	(100,388)	(1,722)	(107,657)
Cash and due from banks at beginning of period	2	89	7,668	777,994	(766)	784,987
Cash and due from banks at end of period	$1,174	$300	$738	$677,606	$(2,488)	$677,330